FINANCIAL AND CAPITAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2018
FINANCIAL AND CAPITAL RISK MANAGEMENT
FINANCIAL AND CAPITAL RISK MANAGEMENT

36.    FINANCIAL AND CAPITAL RISK MANAGEMENT

36.1    Financial risk management

The Group’s activities expose it to a variety of financial risks, including market risk (including foreign currency risk, interest rate risk and commodity price risk), credit risk and liquidity risk. The Group’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimise the potential adverse effects on the Group’s financial performance.

Risk management is carried out by the treasury management department (the “Group Treasury“) under policies approved by the board of directors of the Company. The Group Treasury identifies, evaluates and hedges financial risks through close co-operation with the Group’s operating units.

(a)       Market risk

(i)     Foreign currency risk

Foreign currency risk primarily arises from certain significant foreign currency deposits, trade and notes receivables, trade and notes payables, advances paid to suppliers, and short-term and long-term loans denominated in United States dollars (“USD”), Australian dollars (“AUD”), Euro (“EUR”), Japanese yen (“JPY”), and Hong Kong dollars (“HKD”). Related exposures are disclosed in notes 14, 15, 16, 19, 22, 23 and 40 to the financial statements, respectively. The Group Treasury closely monitors the international foreign currency market on the change of exchange rates and takes these into consideration when investing in foreign currency deposits and borrowing loans. As at December 31, 2018, the Group only had significant exposure to USD.

As at December 31, 2018, if RMB had weakened /strengthened by 5% against USD with all other variables held constant, the total comprehensive income for the year would have been approximately RMB10 million higher/lower (2017: RMB21 million lower/higher), mainly as a result of foreign exchange gains and losses arising from the translation of USD-denominated borrowings, cash and receivables. Profit was more sensitive to the fluctuation in the RMB/USD exchange rates in 2018 than in 2017, mainly due to the increase in the USD denominated cash and receivables.

As the assets and liabilities denominated in other foreign currencies other than USD were relatively minimal to the total assets and liabilities of the Group, the directors of the Company are of the opinion that the Group was not exposed to any significant foreign currency risk arising from these foreign currency denominated assets and liabilities as at December 31, 2018 and 2017.

(ii)    Interest rate risk

As at December 31, 2018, as the Group had no significant interest-bearing assets except for bank deposits (note 16) and entrusted loans (note 15), the Group’s income and operating cash flows are substantially independent of changes in market interest rates.

Most of the bank deposits are maintained in savings and time deposit accounts in the PRC. The interest rates are regulated by the People’s Bank of China and the Group Treasury closely monitors the fluctuation on such rates periodically. The interest rates of entrusted loans are fixed. As the interest rates applied to the entrusted loans were fixed, the directors of the Company are of the opinion that the Group was not exposed to any significant interest rate risk for its financial assets held as at December 31, 2018 and 2017.

The interest rate risk for the Group’s financial liabilities primarily arises from interest-bearing loans. Loans borrowed at floating interest rates expose the Group to cash flow interest rate risk. The Group enters into debt obligations to support general corporate purposes including capital expenditures and working capital needs. The Group Treasury closely monitors market interest rates and maintains a balance between variable rate and fixed rate borrowings in order to reduce the exposures to the interest rate risk described above.

As at December 31, 2018, if interest rates had been 100 basis points (December 31, 2017: 100 basis points) higher/lower for bank and other loans borrowed at floating interest rates with all other variables held constant,the total comprehensive income for the year would have been RMB641 million lower/higher (2017: RMB537 million), respectively, mainly as a result of the higher/lower interest expense on floating rate borrowings.

The interest rate risk of the Group mainly arises from medium-term notes and short-term bonds issued at fixed rates. As the fluctuation of comparable interest rates of corporate bonds with similar terms was relatively low, the directors of the Company are of the opinion that the Group is not exposed to any significant fair value interest rate risk for its fixed interest rate borrowings held as at December 31, 2018 and 2017.

(iii)   Commodity price risk

The Group uses futures and option contracts to reduce its exposure to fluctuations in the price of primary aluminum and other products. The Group uses the futures contract for hedging other than speculation. With reference to the hedging of primary aluminum, production company hedges the output of primary aluminum and trading company hedges the quantities of buyout and self-supporting.

The Group uses mainly futures contracts and option contracts traded on the Shanghai Futures Exchange and London Metal Exchange ("LME") to hedge against fluctuations in primary aluminum prices. As at December 31, 2018, the fair values of the outstanding futures contracts amounting to RMB16 million (December 31, 2017: RMB10 million) and RMB2 million (December 31, 2017: RMB89 million) were recognized in financial assets and financial liabilities at fair value through profit or loss, respectively. As at December 31, 2018, the Company did not hold any option contracts (December 31, 2017: the Company did not hold any option contracts).

As at December 31, 2018, if the commodity futures prices had increased/decreased by 3% (December 31, 2017:  3%) and all other variables were held constant, the profit for the year would have changed by the amounts shown below:

	2017	2018
Primary aluminum	Decrease/increase RMB46 million	Decrease/increase RMB14 million
Copper	Increase/decrease RMB0.3 million	Increase/decrease RMB0.9 million
Zinc	Decrease/increase RMB7 million	Decrease/increase RMB1.0 million
Coal	Decrease/increase RMB0.2 million	Decrease/increase RMB2.7 million

(b)      Credit risk

Credit risk arises from balances with banks and financial institutions, trade and notes receivables, other current and non-current receivables as well as credit exposures of customers, including outstanding receivables and committed transactions.

The Group maintains substantially all of its bank balances and cash and short-term investments in several major state-owned banks in the PRC. With strong support from the PRC government to these state-owned banks, the directors of the Company are of the opinion that there is no significant credit risk on such assets being exposed to losses.

The Group applies the simplified approach to most of its trade receivables to provide for expected credit losses prescribed by IFRS 9, which permits the use of the lifetime expected loss provision for trade receivables. The Group has made individual assessment for trade receivables from clients with top rating and those receivables with pledged assets separately and impairment provisions are made.

To measure the expected credit losses of trade receivables excluding individually assessed and impaired receivables, trade receivables have been grouped based on shared credit risk characteristics and the days past due. The expected credit loss model also incorporates forward-looking information.

The Group has performed historical analysis and identified the key economic variables impacting credit risk and expected credit losses. It considers available reasonable and supportive forwarding-looking information. Especially the following indicators are incorporated:

•	internal credit rating
•	external credit rating
•	actual or expected significant adverse changes in business, financial or economic conditions that are expected to cause a significant change to the borrower’s ability to meet its obligations
•	actual or expected significant changes in the operating results of individual clients
•	significant changes in the expected performance and behaviour of the clients

The Group measures expected credit loss rates on the basis of a loss rate approach by segmenting its portfolio into appropriate groupings based on shared credit risk characteristics. At the end of each year, the Group updates its historical loss information with forward-looking information. As the historical credit loss rates were comparatively stable and no significant changes were expected to the forward-looking information after the consideration of reasonable and supportable forecasts of comparatively stable customer relationship and customers’ credit ratings, the expected credit loss rates remained consistent during 2018.

Maximum exposure and year-end staging as at December 31, 2018

The table below shows the credit quality and the maximum exposure to credit risk based on the Group's credit policy, which is mainly based on past due information unless other information is available without undue cost or effort, and year-end staging classification as at December 31, 2018. The amounts presented are gross carrying amounts for financial assets and the exposure to credit risk for the financial guarantee contracts.

	12-month
	ECLs	Lifetime ECLs
	Stage 1	Stage 2	Stage 3	Simplified	Total
Trade receivables*	—	—	—	5,206,050	5,206,050
Financial assets in other current assets*	1,098,455	3,655,638	121,432	—	4,875,525
Notes receivable	2,894,482	—	—	—	2,894,482
Restricted cash	2,165,288	—	—	—	2,165,288
Cash and cash equivalents	19,130,652	—	—	—	19,130,652
Financial assets in other non-current assets	204,718	—	—	—	204,718
Financial guarantees -not yet past due	12,450	—	—	—	12,450
	25,506,045	3,655,638	121,432	5,206,050	34,489,165

*      For trade receivables to which the Group applies the simplified approach for impairment, information based on the provision matrix is disclosed in notes 14 to the consolidated financial statements.

Maximum exposure as at December 31, 2017

The carrying amounts of short-term investments and these receivables included in notes 10, 12, 14, and 15 represent the Group’s maximum exposure to credit risk in relation to its financial assets. The Group also provided financial guarantees to certain subsidiaries and a joint venture. The guarantees to the joint venture mentioned in note 35 represented the Group’s maximum exposure to credit risk in relation to its guarantees to the joint venture.

For the year ended December 31, 2018, revenues of approximately RMB32,852 million (2016: RMB30,940 million, 2017: RMB39,759 million) were derived from entities directly or indirectly owned or controlled by the PRC government including Chinalco. There were no other individual customers from whom the Group has derived revenue of more than 10% of the Group’s revenue during the years ended December 31, 2016, 2017 and 2018. Thus, the directors of the Company are of the opinion that the Group was not exposed to any significant concentration of credit risk as at December 31, 2016, 2017 and 2018.

(c)      Liquidity risk

Cash flow forecast is performed in the operating entities of the Group and aggregated by the Group Treasury. The Group Treasury monitors rolling forecasts of the Group’s liquidity requirements to ensure that it has sufficient cash to meet operational needs while maintaining sufficient headroom on its undrawn committed borrowing facilities at all times so that the Group does not breach borrowing limits or covenants (where applicable) on any of its borrowing facilities. This forecast takes into consideration the Group’s debt financing plans, covenant compliance, compliance with internal balance sheet ratio targets and, if applicable, external regulatory or legal requirements, for example, currency restrictions.

As at December 31, 2018, the Group had total banking facilities of approximately RMB183,129 million of which the amounts totalling RMB61,611 million have been utilized as at December 31, 2018. Banking facilities of approximately RMB92,582 million will be subject to renewal during the next 12 months. The directors of the Company are confident that such banking facilities can be renewed upon expiration based on their past experience and good credit standing.

In addition, as at December 31, 2018, the Group had credit facilities through its futures agent at the LME amounting to USD12 million (equivalent to RMB82 million) (December 31, 2017: USD20 million (equivalent to RMB131 million)), of which USD1 million (equivalent to RMB7 million) (December 31, 2017: USD2 million (equivalent to RMB13 million)) has been utilized. The futures agent has the right to adjust the related credit facilities.

Management also monitors rolling forecasts of the Group’s liquidity reserve on the basis of the expected cash flows.

The table below analyses the maturity profile of the Group’s financial liabilities as at the end of the reporting period. The amounts disclosed in the table are the contractual undiscounted cash flows.

	Within 1 year	1 to 2 years	2 to 5 years	Over 5 years	Total
As at December 31, 2017
Finance lease payables, including current portion	2,371,917	1,762,618	1,890,329	73,603	6,098,467
Long-term bank and other loans, including current portion	6,911,640	5,174,015	8,673,794	19,745,385	40,504,834
Medium-term notes and bonds, including current portion	12,500,000	3,215,000	—	—	15,715,000
Short-term bonds	3,500,000	—	—	—	3,500,000
Gold leasing arrangement	6,818,393	—	—	—	6,818,393
Short-term bank and other loans	31,041,442	—	—	—	31,041,442
Interest payables for borrowings	5,502,360	2,123,149	4,106,037	1,048,728	12,780,274
Financial liabilities at fair value through profit or loss	89,426	—	—	—	89,426
Financial liabilities included in other payables and accrued liabilities, excluding accrued interest	10,535,869	—	—	—	10,535,869
Financial liabilities included in other non-current liabilities (Note)	—	107,785	108,896	587,668	804,349
Trade and notes payables	12,360,441	—	—	—	12,360,441

	91,631,488	12,382,567	14,779,056	21,455,384	140,248,495

	Within 1 year	1 to 2 years	2 to 5 years	Over 5 years	Total
As at December 31, 2018
Finance lease payables, including current portion	2,518,653	1,161,490	707,716	13,238	4,401,097
Long-term bank and other loans, including current portion	3,384,400	7,377,956	16,593,587	18,784,797	46,140,740
Medium-term notes and bonds, including current portion	400,000	—	9,785,840	—	10,185,840
Short-term bonds	500,000	—	—	—	500,000
Gold leasing arrangement	1,607,905	—	—	—	1,607,905
Short-term bank and other loans	39,296,192	—	—	—	39,296,192
Interest payables for borrowings	4,848,968	2,602,751	4,197,364	898,786	12,547,869
Financial liabilities at fair value through profit or loss	1,766	—	—	—	1,766
Financial liabilities included in other payables and accrued liabilities, excluding accrued interest	8,855,639	—	—	—	8,855,639
Financial liabilities included in other non-current liabilities (note)	—	108,896	333,354	420,258	862,508
Trade and notes payables	14,007,600	—	—	—	14,007,600

	75,421,123	11,251,093	31,617,861	20,117,079	138,407,156

Note: As disclosed in note 21, as at December 31, 2018, the carrying value of financial liabilities included in other non-current liabilities was RMB841 million (December 31, 2017: RMB769 million).

(a)	Financial instruments by category

The carrying amounts of each of the categories of financial instruments of the Group as at the end of the reporting period are as follows:

Financial assets	December 31, 2017
	Financial assets		Available-
	at fair value		for-sale
	through profit or	Loans and	financial
	loss	receivables	investments	Total
Current

Trade and notes receivables	—	8,008,937	—	8,008,937
Financial assets at fair value through profit or loss	9,534	—	—	9,534
Restricted cash	—	2,168,192	—	2,168,192
Cash and cash equivalents	—	27,835,866	—	27,835,866
Financial assets included in other current assets	—	6,487,547	—	6,487,547

Subtotal	9,534	44,500,542	—	44,510,076

Non-current

Available-for-sale financial investments	—	—	1,928,201	1,928,201
Financial assets included in other non-current assets	—	261,156	—	261,156

Subtotal	—	261,156	1,928,201	2,189,357

Total	9,534	44,761,698	1,928,201	46,699,433

Financial liabilities	December 31, 2017
	Financial
	liabilities at fair	Financial
	value through	liabilities at
	profit or loss	amortized cost	Total
Current

Financial liabilities at fair value through profit or loss	89,426	—	89,426
Interest-bearing loans and borrowings	—	62,981,070	62,981,070
Financial liabilities included in other payables and accrued liabilities	—	11,363,236	11,363,236
Trade and notes payables	—	12,360,441	12,360,441

Subtotal	89,426	86,704,747	86,794,173

Non-current

Financial liabilities included in other non-current liabilities	—	769,061	769,061
Interest-bearing loans and borrowings	—	40,289,703	40,289,703

Subtotal	—	41,058,764	41,058,764

Total	89,426	127,763,511	127,852,937

Financial assets	December 31, 2018
				Equity
				investments
				designated at
				fair value
	Financial assets at fair		Financial	through other
	value through profit or		assets at	comprehensive
	loss		amortized cost	income	Total
	Designated as
	such upon
	initial	Held for
	recognition	trading
Current

Trade and notes receivables	—	—	8,100,532	—	8,100,532
Financial assets at fair value through profit or loss	—	16,141	—	—	16,141
Restricted cash	—	—	2,165,288	—	2,165,288
Cash and cash equivalents	—	—	19,130,652	—	19,130,652
Financial assets included in other current assets	—	—	4,875,525	—	4,875,525

Subtotal	—	16,141	34,271,997	—	34,288,138

Non-current

Equity investments designated at fair value through other comprehensive income	—	—	—	1,729,825	1,729,825
Other non-current assets	—	—	204,718	—	204,718

Subtotal	—	—	204,718	1,729,825	1,934,543

Total	—	16,141	34,476,715	1,729,825	36,222,681

Financial liabilities	December 31, 2018
	Financial liabilities at fair		Financial
	value through profit or		liabilities at
	loss		amortized cost	Total
	Designated as
	such upon
	initial	Held for
	recognition	trading
Current

Financial liabilities at fair value through profit or loss	—	1,766	—	1,766
Interest-bearing loans and borrowings	—	—	47,513,582	47,513,582
Financial liabilities included in other payables and accrued liabilities (note 22)	—	—	9,251,925	9,251,925
Trade and notes payables	—	—	14,007,600	14,007,600

Subtotal	—	1,766	70,773,107	70,774,873

Non-current

Financial liabilities included in other non-current liabilities (note 21)	—	—	841,059	841,059
Interest-bearing loans and borrowings	—	—	54,207,386	54,207,386

Subtotal	—	—	55,048,445	55,048,445

Total	—	1,766	125,821,552	125,823,318

(b)      Fair value and fair value hierarchy

Fair value

The carrying amounts and fair values of the Group’s financial instruments, other than those with carrying amounts that reasonably approximate to fair values and those carried at fair value, are as follows:

	Carrying amounts		Fair values
	December 31,	December 31,	December 31,	December 31,
	2017	2018	2017	2018
Financial assets
Other non-current assets (note 12)	261,156	204,718	242,567	182,132

	261,156	204,718	242,567	182,132

	Carrying amounts		Fair values
	December 31,	December 31,	December 31,	December 31,
	2017	2018	2017	2018
Financial liabilities
Financial liabilities included in other non-current liabilities (note 21)	769,061	841,059	660,688	816,529
Long-term interest-bearing loans and borrowings (note 19)	40,289,703	54,207,386	39,475,392	53,207,052

	41,058,764	55,048,445	40,136,080	54,023,581

Management has assessed that the fair values of cash and cash equivalents, restricted cash, trade and notes receivables, financial assets included in other current assets, entrusted loans, trade and notes payables, financial liabilities included in other payables and accrued liabilities, short-term and the current portion of interest-bearing loans and borrowings, interest payable and the current portion of long-term payables approximate to their carrying amounts largely due to the short term maturities of these instruments.

The fair values of the financial assets and liabilities are included at the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. The following methods and assumptions were used to estimate the fair values:

•

The fair values of the financial assets included in other non-current assets and financial liabilities included in other non-current liabilities and long-term interest-bearing loans and borrowings have been calculated by discounting the expected future cash flows using rates currently available for instruments with similar terms, credit risk and remaining maturities.

The Group’s own non-performance risk for financial liabilities included in other non-current liabilities and long-term interest-bearing loans and borrowings as at December 31, 2018 was assessed to be insignificant.

Fair value hierarchy

The following tables illustrate the fair value measurement hierarchy of the Group’s financial instruments:

Assets measured at fair value

As at December 31, 2017	Fair value measurement using
		Significant	Significant
	Quoted prices in	observable	unobservable
	active markets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Financial assets at fair value through profit or loss:
Futures contracts	9,534	—	—	9,534
Available-for-sale financial investments:
Listed equity investments	9,701	—	—	9,701
Other unlisted investment	—	—	1,848,000	1,848,000

	19,235	—	1,848,000	1,867,235

As at December 31, 2018	Fair value measurement using
		Significant	Significant
	Quoted prices in	observable	unobservable
	active markets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Financial assets at fair value through profit or loss:
Futures contracts	16,141	—	—	16,141
Equity investments designated at fair value through other comprehensive income:
Listed equity investments	6,441	—	—	6,441
Other unlisted investment	—	—	1,723,384	1,723,384

	22,582	—	1,723,384	1,745,966

Liabilities measured at fair value

As at December 31, 2017	Fair value measurement using
		Significant	Significant
	Quoted prices in	observable	unobservable
	active markets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Financial liabilities at fair value through profit or loss:
Futures contracts	89,426	—	—	89,426

	89,426	—	—	89,426

As at December 31, 2018	Fair value measurement using
		Significant	Significant
	Quoted prices in	observable	unobservable
	active markets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Financial liabilities at fair value through profit or loss:
Futures contracts	1,766	—	—	1,766
	1,766	—	—	1,766

Assets for which fair values are disclosed

As at December 31, 2017	Fair value measurement using
Quoted
	prices in	Significant	Significant
	active	observable	unobservable
	markets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Loans and receivables:
Financial assets included in other non-current assets	—	242,567	—	242,567

As at December 31, 2018	Fair value measurement using
Quoted
	prices in	Significant	Significant
	active	observable	unobservable
	markets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Financial assets at amortized cost:
Financial assets included in other non-current assets	—	182,132	—	182,132

Liabilities for which fair values are disclosed

As at December 31, 2017	Fair value measurement using
	Quoted
	prices in	Significant	Significant
	active	observable	unobservable
	markets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Financial liabilities at amortized cost:
Financial liabilities included in other non-current liabilities	—	660,688	—	660,688
Long-term interest-bearing loans and borrowings	—	39,475,392	—	39,475,392

	—	40,136,080	—	40,136,080

As at December 31, 2018	Fair value measurement using
	Quoted
	prices in	Significant	Significant
	active	observable	unobservable
	markets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Financial liabilities at amortized cost:
Financial liabilities included in other non-current liabilities	—	816,529	—	816,529
Long-term interest-bearing loans and borrowings	—	53,207,052	—	53,207,052

	—	54,023,581	—	54,023,581

During the year ended December 31, 2018, the Group had no transfers of fair value measurements between Level 1 and Level 2 and no transfers into or out of Level 3 for both financial assets and financial liabilities (2017: Nil).

Below is a summary of significant unobservable inputs to the valuation of financial instruments as at 31 December 2018 and 2017:

		Significant
	Valuation Technique	unobservable input	Range
Equity investments in Size Industry Investment Fund

31 December 2018	Net Assets Method	Net Assets	5,000,000
31 December 2017	Net Assets Method	Net Assets	5,600,000

36.3   Capital risk management

The Group’s capital management objectives are to safeguard the Group’s ability to continue as a going concern in order to provide returns for shareholders and benefits for other stakeholders, and to maintain an optimal capital structure to reduce the cost of capital.

In order to maintain or adjust the capital structure, the Group may adjust the amount of dividends paid to shareholders, issue new shares or sell assets to reduce debts.

Consistent with other entities in the industry, the Group monitors capital on the basis of its gearing ratio. This ratio is calculated as net debt divided by total capital. Net debt is calculated as total liabilities (excluding deferred tax liabilities, income tax payable and deferred government grants) less restricted cash, and cash and cash equivalents. Total capital is calculated as equity, as shown in the consolidated statement of financial position, plus net debt less non-controlling interests.

The gearing ratio as at December 31, 2018 is as follows:

	December 31,	December 31,
	2017	2018
Total liabilities (excluding deferred tax liabilities, income tax payable and deferred government grants)	132,493,752	130,966,279
Less: restricted cash, time deposits and cash and cash equivalents	(30,004,058)	(21,295,940)

Net debt	102,489,694	109,670,339

Total equity	65,742,596	67,669,202
Add: net debt	102,489,694	109,670,339
Less: non-controlling interests	(26,054,567)	(15,254,312)

Total capital attributable to owners of the parent	142,177,723	162,085,229

Gearing ratio	72%	68%